Property and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		$ 483,466	[1]	$ 941,011	[2]
Accumulated depreciation, property and equipment, excluding assets subject to operating lease		(165,539)	[1]	(254,379)	[2]
Property and equipment excluding assets subject to operating lease		317,927	[1]	686,632	[2]
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	626,933	[1]	118,021	[2]
Accumulated depreciation, assets under operating leases	[3]	(145,019)	[1]	(19,019)	[2]
Assets under operating leases, net	[3]	481,914	[1]	99,002	[2]
Property and Equipment, Gross
Property and equipment, at cost		1,110,399	[1],[4]	1,059,032	[2],[5]
Accumulated depreciation		(310,558)	[1],[4]	(273,398)	[2],[5]
Property and equipment, net		799,841	[1],[4]	785,634	[2],[5]
Capital Leases (Textual)
Assets under capital lease agreements		14,900		14,900
Accumulated amortization on assets under capital lease agreements		14,100		13,000
Pipelines and related assets [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		228,586	[1]	227,780	[2]
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	46,739	[1]	45,695	[2]
Property and Equipment, Gross
Property and equipment, at cost		275,325	[1]	273,475	[2]
Terminals and related assets [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		210,276	[1]	634,837	[2]
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	580,194	[1]	72,326	[2]
Property and Equipment, Gross
Property and equipment, at cost		790,470	[1]	707,163	[2]
Other [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		9,352	[1]	9,439	[2]
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	0	[1]	0	[2]
Property and Equipment, Gross
Property and equipment, at cost		9,352	[1]	9,439	[2]
Land [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		4,672	[1]	4,672	[2]
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	0	[1]	0	[2]
Property and Equipment, Gross
Property and equipment, at cost		4,672	[1]	4,672	[2]
Construction-in-progress [Member]
Non-Leased Assets
Property and equipment excluding assets subject to operating lease, at cost		30,580	[1]	64,283	[2]
Assets Under Operating Leases
Assets under operating leases, at cost	[3]	0	[1]	0	[2]
Property and Equipment, Gross
Property and equipment, at cost		$ 30,580	[1]	$ 64,283	[2]

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.
[3]	Represents assets owned by us for which we are the lessor (see Note 4). Certain assets acquired in the acquisitions of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business were reflected as assets under operating leases on March 1, 2015 and October 1, 2015, respectively.
[4]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[5]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.